COMMITMENTS AND CONTINGENT LIABILITIES (Annual Minimum Future Rental Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2015	$ 549
2016	495
2017	412
2018	28
Operating Leases, Future Minimum Payments Due, Total	1,484
Lease expenses	$ 754	$ 747	$ 791